Product Warranties	12 Months Ended
Sep. 27, 2013
Guarantees [Abstract]
Product Warranties

13. PRODUCT WARRANTIES

The Company establishes a product warranty liability at the time of revenue recognition. Product warranties generally have terms of between 12 months and 36 months and cover nonconformance with specifications and defects in material or workmanship. For sales to distributors, our warranty generally begins when the product is resold by the distributor. For sales to automotive customers, our warranty generally begins when the automobiles are sold to consumers and generally coincides with the automobile manufacturer’s warranty, which is typically 3 years or less based upon mileage limitations. The liability is based on estimated costs to fulfill customer product warranty obligations and utilizes historical product failure rates. Should actual warranty obligations differ from estimates, revisions to the warranty liability may be required.

Product warranty liability activity is as follows (in thousands):

	Fiscal Years
	2013	2012	2011
Balance — beginning of year	$910	$1,885	$2,140
Impact of acquisition (divestitures)	—	44	(17)
Provisions	1,083	399	474
Direct charges	(1,427)	(1,418)	(712)

Balance — end of year	$566	$910	$1,885